Company Information - USD 107.7 million initial public offering (Details) $ / shares in Units, $ in Millions			1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($) director contract $ / shares shares	Jul. 15, 2020 EUR (€) director contract shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 15, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Gross proceeds from Initial Public Offering	$ 107.7		$ 107.7	€ 14,700,000	€ 8,900,000
Share capital						€ 386,000	€ 268,000	€ 223,000
Number of new insurances entered | contract	2	2
Insurance amount | $	$ 3.6
Contracts coverage period						1 year
Prepaid expenses						€ 3,313,000	495,000	1,184,000
Offering expense						7,397,000	€ 324,000	€ 3,079,000
Other Operating Income (Expenses)
Disclosure of classes of share capital [line items]
Additional expense including offering expense						1,800,000
Offering expense						800,000
Other Current Assets and Receivables
Disclosure of classes of share capital [line items]
Prepaid expenses						€ 1,800,000
American Depositary Shares
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares) | shares	7,478,261	7,478,261
Price per share | $ / shares	$ 14.40
Gross proceeds from Initial Public Offering	$ 107.7	€ 94,100,000
Share capital									€ 383,930.11
Number of shares issued | shares	38,393,011								38,393,011
Public Offering of Securities Insurance
Disclosure of classes of share capital [line items]
Insurance amount									€ 1,600,000
Directors and Officers Liability Insurance
Disclosure of classes of share capital [line items]
Insurance amount									€ 2,000,000
Number of executive directors under directors' and officers' liability insurance | director	2	2